Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Employee Benefit Plans (Table)
Options	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Outstanding as of December 31, 2018	661,977	28.2	3.36	5,696
Vested at December 31, 2018	116,667	—	—	—
Exercisable at December 31, 2018	116,667	—	—	—
Forfeited or expired	(132,209)	—	—	(682)
Outstanding as of December 31, 2019	529,768	26.6	2.96	5,014
Vested at December 31, 2019	83,333	—	—	—
Exercisable at December 31, 2019	83,333	—	—	—
Forfeited or expired	(67,475)	—	—	(1,199)
Outstanding as of December 31, 2020	462,293	17.9	2.25	3,815
Vested at December 31, 2020	—	—	—	—
Exercisable at December 31, 2020	—	—	—	—
Forfeited or expired	(112,293)	—	—	(1,084)
Outstanding as of December 31, 2021	350,000	12.0	1.66	2,730
Restricted stock and restricted stock units
Non Vested as of December 31, 2018	709,710	$—	3.11	$6,490
Granted	167,515	—	—	476
Vested	(180,469)	—	—	(1,595)
Forfeited or expired	(3,367)	—	—	(42)
Non Vested as of December 31, 2019	693,389	$—	2.32	$5,329
Granted	—	—	—	—
Vested	(309,664)	—	—	(2,858)
Forfeited or expired	(1,345)	—	—	(17)
Non Vested as of December 31, 2020	382,380	$—	1.72	2,453
Granted	16,000	—	—	36
Vested	(226,075)	—	—	(1,816)
Forfeited or expired	(894)	—	—	(6)
Non Vested as of December 31, 2021	171,412	$—	1.17	667